Share Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share Based Compensation [Abstract]
Summary of restricted stock grant activity
Shares
Balance outstanding at December 31, 2011	2,340,235
Granted	356,865
Vested	(385,749)
Expired	(25,167)
Balance outstanding at September 30, 2012	2,286,184

Shares (1)
Outstanding at March 6,2009	$-
Granted	371,050
Vested	-
Outstanding at December 31, 2009	371,050

Granted	1,864,747
Vested	-
Outstanding at December 31, 2010	2,235,797

Granted	932,500
Vested	(828,062)
Outstanding at December 31, 2011	$2,340,235

(1)	On October 17, 2011, the Company affected a 4:1 reverse stock split. The values shown are reflecting the reverse stock split.